RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

16. RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their Articles of Association, the Company's wholly foreign-owned enterprises, being foreign invested enterprise established in the PRC, are required to allocate at least 10% of their after-tax profit determined based on  the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary's registered capital. Appropriations to the staff welfare and bonus fund are at the discretion of the Company's wholly foreign-owned enterprises. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

In accordance with the PRC Company Laws, the VIE and its subsidiaries must make appropriations from their annual after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory reserve and discretionary surplus reserve. The VIE and its subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory reserve until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus reserve is at the discretion of the VIE and its subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.As of December 31,2019 and  2020, the Group's PRC subsidiaries, VIE and subsidiaries of the VIE had appropriated RMB nil and RMB517  (US$79)  to their reserves.

Furthermore, registered share capital and capital reserve accounts of the Company's PRC subsidiary, the VIE and the VIE's subsidiaries are also restricted from distribution. As a result, the restrictions amounted to approximately RMB153,958  (US$23,595), or 23.96% of the Company's total consolidated net assets as of December 31, 2020.

Cash transfers from the Company's PRC subsidiary to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiary, the VIE and the VIE's subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.